Significant accounting policies - Short-term investments (Details) - Short-term Investments - Level 2 - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	¥ 391,360	¥ 125,000
Gross unrealized holding gain	311
Aggregate fair value	¥ 391,671	¥ 125,000